Other Non-Current Liabilities - Schedule of Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Fractional ownership deposits	$ 39,708	$ 30,342	$ 16,686
Other	0	0	26
Total non-current liabilities	$ 39,708	$ 30,342	$ 16,712